Other Financial Liabilities - Non-current - Summary of Other Financial Liabilities Non-current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Categories of non-current financial liabilities [abstract]
Lease liabilities	₨ 467.5	$ 7.2	₨ 540.1
Derivative financial instruments	24,502.0	375.9	112,595.7
Liability towards employee separation scheme	852.2	13.1	723.6
Retention money, security deposits and others	2,065.7	31.7	804.9
Total	₨ 27,887.4	$ 427.9	₨ 114,664.3